Allowance for impairment losses (Tables)	6 Months Ended
Jun. 30, 2019
Allowance for impairment losses
Schedule of movement in the allowance for impairment losses

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	519	992	1,434	78	3,023
Exchange and other adjustments	2	(84)	323	195	436

Transfers to Stage 1	329	(323)	(6)	—	—
Transfers to Stage 2	(50)	86	(36)	—	—
Transfers to Stage 3	(7)	(35)	42	—	—
Impact of transfers between stages	(280)	373	276	—	369
	(8)	101	276	—	369
Other items charged to the income statement	101	(57)	316	(120)	240
Charge to the income statement (note 5)	93	44	592	(120)	609
Advances written off	—	—	(1,068)	—	(1,068)
Recoveries of advances written off in previous years	—	—	200	28	228
Discount unwind	—	—	(27)	—	(27)
At 30 June 2019	614	952	1,454	181	3,201

In respect of undrawn balances
At 1 January 2019	121	63	6	—	190
Exchange and other adjustments	—	—	—	—	—
Transfers to Stage 1	17	(17)	—	—	—
Transfers to Stage 2	(5)	5	—	—	—
Transfers to Stage 3	—	(2)	2	—	—
Impact of transfers between stages	(14)	25	(1)	—	10
	(2)	11	1	—	10
Other items charged to the income statement	(33)	5	(2)	—	(30)
Charge to the income statement	(35)	16	(1)	—	(20)
At 30 June 2019	86	79	5	—	170
Total allowance for impairment losses	700	1,031	1,459	181	3,371

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	613	952	1,453	181	3,199
Debt securities	—	—	1	—	1
Other assets	—	—	—	—	—
Drawn balances	614	952	1,454	181	3,201
Provisions in relation to loan commitments and financial guarantees	86	79	5	—	170
Total allowance for impairment losses	700	1,031	1,459	181	3,371
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	—	—	—	1

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2018	590	1,147	1,455	32	3,224
Exchange and other adjustments	1	—	118	—	119

Transfers to Stage 1	304	(299)	(5)	—	—
Transfers to Stage 2	(46)	85	(39)	—	—
Transfers to Stage 3	(32)	(131)	163	—	—
Impact of transfers between stages	(231)	368	324	—	461
	(5)	23	443	—	461
Other items charged to the income statement	(59)	(76)	686	—	551
Charge to the income statement (note 9)	(64)	(53)	1,129	—	1,012
Advances written off	—	—	(1,579)	—	(1,579)
Disposal of businesses	(8)	(102)	(183)	—	(293)
Recoveries of advances written off in previous years	—	—	552	27	579
Discount unwind	—	—	(58)	19	(39)
At 31 December 2018	519	992	1,434	78	3,023

In respect of undrawn balances
At 1 January 2018	147	126	—	—	273
Exchange and other adjustments	(6)	(15)	10	—	(11)

Transfers to Stage 1	28	(28)	—	—	—
Transfers to Stage 2	(6)	6	—	—	—
Transfers to Stage 3	(2)	(5)	7	—	—
Impact of transfers between stages	(25)	22	(5)	—	(8)
	(5)	(5)	2	—	(8)
Other items charged to the income statement	(15)	(43)	(6)	—	(64)
Charge to the income statement	(20)	(48)	(4)	—	(72)
At 31 December 2018	121	63	6	—	190
Total allowance for impairment losses	640	1,055	1,440	78	3,213

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	518	992	1,432	78	3,020
Debt securities	—	—	2	—	2
Other assets	—	—	—	—	—
Drawn balances	519	992	1,434	78	3,023
Provisions in relation to loan commitments and financial guarantees	121	63	6	—	190
Total allowance for impairment losses	640	1,055	1,440	78	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	—	—	—	1

Impairment charged to the income statement
Allowance for impairment losses
Disclosure of impairment charged to profit and loss

	Half-year	Year ended
	to 30 June	31 Dec
	2019	2018
	£m	£m

Drawn balances	609	1,012
Undrawn balances	(20)	(72)
Financial assets at fair value through other comprehensive income	—	(14)
Total	589	926